GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Electronics & Industrial	Water & Protection	Mobility & Materials	Corporate	Total
In millions
Balance at December 31, 2018	$9,414	$6,698	$4,841	1,434	$22,387
Acquisitions	—	54	—	—	54
Impairments	—	—	—	(242)	(242)
Currency Translation Adjustment	(11)	(41)	(46)	—	(98)
Other	—	—	—	38	38
Balance at December 31, 2019	$9,403	$6,711	$4,795	1,230	$22,139
Acquisitions	—	53	—	—	53
Divestitures [1]	(199)	—	—	(514)	(713)
Impairments [2]	(834)	—	(1,664)	(716)	(3,214)
Currency Translation Adjustment	88	195	144	—	427
Measurement Period Adjustment	—	10	—	—	10
Balance at December 31, 2020	$8,458	$6,969	$3,275	—	$18,702
1.Includes $267 million of goodwill related to Corporate reclassified as held for sale in connection with the Corporate Held for Sale Disposal Groups. Refer to Note 3 for further information.
2.The $834 million impairment related to Electronics & Industrial and $1,664 million impairment related to Mobility & Materials were allocated to align with the new segment structure. The $716 million impairment related to Corporate relates to businesses divested in 2020 or to be divested in 2021.
Schedule of other finite intangible assets

	December 31, 2020			December 31, 2019
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$2,844	$(1,220)	$1,624	$2,974	$(943)	$2,031
Trademarks/tradenames	1,095	(440)	655	1,140	(360)	780
Customer-related	7,075	(2,361)	4,714	7,040	(1,899)	5,141
Other	131	(81)	50	248	(93)	155
Total other intangible assets with finite lives	$11,145	$(4,102)	$7,043	$11,402	$(3,295)	$8,107
Intangible assets with indefinite lives:
Trademarks/tradenames	1,029	—	1,029	1,110	—	1,110
Total other intangible assets with indefinite lives	$1,029	$—	$1,029	$1,110	$—	$1,110
Total	$12,174	$(4,102)	$8,072	$12,512	$(3,295)	$9,217

Schedule of other indefinite intangible assets

	December 31, 2020			December 31, 2019
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$2,844	$(1,220)	$1,624	$2,974	$(943)	$2,031
Trademarks/tradenames	1,095	(440)	655	1,140	(360)	780
Customer-related	7,075	(2,361)	4,714	7,040	(1,899)	5,141
Other	131	(81)	50	248	(93)	155
Total other intangible assets with finite lives	$11,145	$(4,102)	$7,043	$11,402	$(3,295)	$8,107
Intangible assets with indefinite lives:
Trademarks/tradenames	1,029	—	1,029	1,110	—	1,110
Total other intangible assets with indefinite lives	$1,029	$—	$1,029	$1,110	$—	$1,110
Total	$12,174	$(4,102)	$8,072	$12,512	$(3,295)	$9,217

Intangible Assets Disclosure [Text Block]
The following table provides the net carrying value of other intangible assets by segment:

Net Intangibles by Segment	December 31, 2020	December 31, 2019
In millions
Electronics & Industrial	$2,611	$2,857
Water & Protection	2,920	3,082
Mobility & Materials	2,541	2,736
Corporate	—	542
Total	$8,072	$9,217

Schedule of estimated future amortization expense	Total estimated amortization expense for the next five fiscal years is as follows:

Estimated Amortization Expense
In millions
2021	$675
2022	$666
2023	$639
2024	$616
2025	$567